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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Dec. 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         P2 Capital Partners, LLC
                 -------------------------------
   Address:      590 Madison Avenue
                 -------------------------------
                 25th Floor
                 -------------------------------
                 New York, New York 10022
                 -------------------------------

Form 13F File Number: 28-13302
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jason Carri
         -------------------------------
Title:   Chief Financial Officer
         -------------------------------
Phone:   (212) 508-5500
         -------------------------------

Signature, Place, and Date of Signing:

    /s/ Jason Carri                   New York, New York   Feb. 16, 2010
   -------------------------------    ------------------   -------------
           [Signature]                   [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                        --------------------

Form 13F Information Table Entry Total:          18
                                        --------------------

Form 13F Information Table Value Total:       $288,905
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE


      COLUMN 1                COLUMN 2     COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
------------------------- --------------- --------- -------- ---------------------- ------------ -------- -------------------------
         NAME OF                                     VALUE    SHRS OR   SH/   PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
         ISSUER           TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION  MANAGERS   SOLE     SHARED   NONE
------------------------- --------------- --------- -------- --------- ----- ------ ------------ -------- --------- -------- ------
Bally Technologies, Inc.  Common Stock    05874B107 $ 16,582   401,601   -      -     SHARED-      NONE     401,601    -        -
                                                                                      DEFINED
CBIZ, Inc.                Common Stock    124805102 $ 23,368 3,034,765   -      -     SHARED-      NONE   3,034,765    -        -
                                                                                      DEFINED
Corinthian Colleges, Inc. Common Stock    218868107 $ 11,401   827,988   -      -     SHARED-      NONE     827,988    -        -
                                                                                      DEFINED
Dynamex Inc.              Common Stock    26784F103 $  3,160   174,581   -      -     SHARED-      NONE     174,581    -        -
                                                                                      DEFINED
EnergySolutions, Inc.     Common Stock    292756202 $  7,317   861,877   -      -     SHARED-      NONE     861,877    -        -
                                                                                      DEFINED
Forrester Research, Inc.  Common Stock    346563109 $ 14,381   554,193   -      -     SHARED-      NONE     554,193    -        -
                                                                                      DEFINED
Gen-Probe Incorporated    Common Stock    36866T103 $ 17,249   402,084   -      -     SHARED-      NONE     402,084    -        -
                                                                                      DEFINED
Haemonetics Corporation   Common Stock    405024100 $  7,445   135,000   -      -     SHARED-      NONE     135,000    -        -
                                                                                      DEFINED
Interline Brands, Inc.    Common Stock    458743101 $ 26,988 1,562,717   -      -     SHARED-      NONE   1,562,717    -        -
                                                                                      DEFINED
Kendle International Inc. Common Stock    48880L107 $ 13,399   731,805   -      -     SHARED-      NONE     731,805    -        -
                                                                                      DEFINED
The Middleby Corporation  Common Stock    596278101 $ 20,456   417,291   -      -     SHARED-      NONE     417,291    -        -
                                                                                      DEFINED
Patterson Companies, Inc. Common Stock    703395103 $ 17,642   630,535   -      -     SHARED       NONE     630,535    -        -
                                                                                      DEFINED

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


      COLUMN 1                COLUMN 2     COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
------------------------- --------------- --------- -------- ---------------------- ------------ -------- -------------------------
         NAME OF                                     VALUE    SHRS OR   SH/   PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
         ISSUER           TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION  MANAGERS   SOLE     SHARED   NONE
------------------------- --------------- --------- -------- --------- ----- ------ ------------ -------- --------- -------- ------
Pool Corporation          Common Stock    73278L105 $ 31,343 1,642,714   -      -     SHARED-      NONE   1,642,714    -        -
                                                                                      DEFINED
PSS World Medical, Inc.   Common Stock    69366A100 $ 24,787 1,098,245   -      -     SHARED-      NONE   1,098,245    -        -
                                                                                      DEFINED
Solera Holdings, Inc.     Common Stock    83421A104 $  4,080   113,300   -      -     SHARES-      NONE     113,300    -        -
                                                                                      DEFINED
TransDigm Group
 Incorporated             Common Stock    893641100 $  1,991    41,927   -      -     SHARED-      NONE      41,927    -        -
                                                                                      DEFINED
UTi Worldwide Inc.        Ordinary Shares G87210103 $ 26,356 1,840,533   -      -     SHARED-      NONE   1,840,533    -        -
                                                                                      DEFINED
VCA Antech, Inc.          Common Stock    918194101 $ 20,960   841,100   -      -     SHARED-      NONE     841,100    -        -
                                                                                      DEFINED

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